Business Combinations (Tables)	12 Months Ended
Jan. 31, 2020
Statement [line items]
Summary of Value of the Assets Acquired and Liabilities Assumed
The value of the assets acquired and liabilities assumed were as follows, as at their respective acquisition dates:

	Alumacraft		Triton	Total
Assets acquired
Current assets	$23.5	[b]	$14.1	$37.6
Property, plant and equipment	5.7		9.7	15.4
Trademark	25.8		37.7	63.5
Dealer network	19.1		27.5	46.6
Goodwill [a]	21.0	[c]	32.5	53.5
Total assets acquired	95.1		121.5	216.6

Liabilities assumed
Current liabilities	(10.6)		(7.4)	(18.0)
Deferred income taxes	(3.6)		(16.7)	(20.3)
Total liabilities assumed	(14.2)		(24.1)	(38.3)

Net assets acquired and total consideration paid in cash [d]	$80.9		$97.4	$178.3
[a]
Goodwill arises principally from expected synergies and future growth.
[b]
Including cash of $5.3 million.
[c]
Only $2.8 million of goodwill is deductible for tax purposes.
[d]
Repayment of Alumacraft and Triton debt is included in the purchase consideration.

Non-controlling interests [member]
Statement [line items]
Summary of Value of the Assets Acquired and Liabilities Assumed
The value of the assets acquired, liabilities assumed and
non-controlling
interest were as follows, as at the acquisition date:

Total
Assets acquired
Current assets	$14.4
Non-current assets	1.7
Property, plant and equipment	35.0
Trademarks	19.5
Dealer network	28.2
Goodwill [a] [b]	60.0
Total assets acquired	158.8

Liabilities assumed
Current liabilities	(10.5)
Non-current liabilities	(15.7)
Total liabilities assumed	(26.2)

Non-controlling interest [c]	(19.4)

Total consideration paid in cash	$113.2
[a]	Goodwill arises principally from expected synergies and future growth.

[b]	Goodwill is not deductible for tax purposes.

[c]	Non-controlling interest is measured at fair value as at the acquisition date.